Material accounting policies (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Material Accounting Policies [Line Items]
Convertible debenture derivative	$ 1,027,427	$ 0
PBJL Energy Corporation [Member]
Disclosure Of Material Accounting Policies [Line Items]
Ownership interest in subsidiary	100.00%
Bottom of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Voting rights held in associate	20.00%
Top of range [Member]
Disclosure Of Material Accounting Policies [Line Items]
Voting rights held in associate	50.00%